Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2016	2017	2018
Dividend yield	0.73%	—	0.65%-0.66%
Expected volatility	23.29%-26.46%	—	19.94%-21.65%
Risk-free interest rate	7.71%-8.07%	—	6.73%-7.20%
Expected term (in years)	4.21-5.66	—	4.66-6.06

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Number of options available to be granted years ending March 31,
	2016	2017	2018
Options available to be granted, beginning of period*	72,847,350	31,534,850	133,673,650
Equity shares allocated for grant under the plan	—	100,000,000	—
Options granted	(44,836,200)	—	(16,882,050)
Forfeited/lapsed*	3,523,700	2,138,800	1,050,000

Options available to be granted, end of period	31,534,850	133,673,650	117,841,600

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2016			2017			2018
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Options outstanding, beginning of period	109,033,000	Rs.	683.16	128,654,300	Rs.	840.19	92,156,300	Rs.	904.97
Granted	44,836,200		1,092.65	—		—	16,882,050		1,433.23
Exercised	(21,691,200)		563.78	(34,359,200)		658.20	(32,544,550)		837.59
Forfeited	(3,466,800)		900.81	(1,992,500)		981.44	(986,800)		1,055.59
Lapsed	(56,900)		546.78	(146,300)		857.61	(63,200)		963.45

Options outstanding, end of period	128,654,300	Rs.	840.19	92,156,300	Rs.	904.97	75,443,800	Rs.	1,050.22

Options exercisable, end of period	49,681,000	Rs.	661.84	56,314,000	Rs.	835.06	46,810,250	Rs.	901.44
Weighted average fair value of options granted during the year		Rs.	377.69		Rs.	—		Rs.	464.17

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2018:

		As of March 31, 2018
Plan	Range of exercise price	Number of shares arising out of options	Weighted average remaining life (years)	Weighted average exercise price
Plan C	Rs.680.00 to Rs.835.50 (or US$ 10.44 to US$ 12.83)	3,261,500	1.32	685.72
Plan D	Rs.680.00 (or US$ 10.44)	1,635,700	1.43	680.00
Plan E	Rs.680.00 (or US$ 10.44)	6,224,900	1.51	680.00
Plan F	Rs.835.50 to Rs. 1,462.15 (or US$ 12.83 to US$ 22.46)	64,321,700	3.59	1,113.95